Inventories (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials	$ 527,955	$ 1,186,467
Work in process	2,851
Finished goods	2,429,212	726,373
Provision for obsolete inventories	(77,685)	(106,628)
Inventories	$ 2,882,333	$ 1,806,212